                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS
                             AND MONEY MARKET FUND

                                    C SHARES

     SUPPLEMENT DATED JUNE 3, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002,
          SUPPLEMENTED MARCH 1, 2003, APRIL 22, 2003 AND MAY 29, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 2, 2003, National City Investment Management Company (the "Adviser") will change its fee waiver on the Class C Shares of the Armada Short Duration Bond Fund. The Investment Advisory Fee that will be charged is .20%. In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

Footnote #5 to the Fund Fees and Expenses table for the Fixed Income Funds on page 54 is deleted and replaced with the following information:

(5) The Adviser waived a portion of its advisory fees for certain Funds during the last fiscal year. With these fee waivers, these Funds' actual Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

----------------------------------------------------------------------------------------------
Fund                                                          Advisory Fees     Total Expenses
----------------------------------------------------------------------------------------------
Intermediate Bond Fund                                            0.40%             1.53%
----------------------------------------------------------------------------------------------
Limited Maturity Bond Fund                                        0.35%             1.49%
----------------------------------------------------------------------------------------------
Total Return Advantage Fund                                       0.38%             1.51%
----------------------------------------------------------------------------------------------

The Adviser expects to continue waiving a portion of its advisory fees for these Funds and the Short Duration Bond Fund during the current fiscal year. With these fee waivers, these Funds' actual Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

----------------------------------------------------------------------------------------------
Fund                                                          Advisory Fees     Total Expenses
----------------------------------------------------------------------------------------------
Intermediate Bond Fund                                            0.40%             1.53%
----------------------------------------------------------------------------------------------
Limited Maturity Bond Fund                                        0.35%             1.48%
----------------------------------------------------------------------------------------------
Short Duration Bond Fund                                          0.20%             1.39%
----------------------------------------------------------------------------------------------
Total Return Advantage Fund                                       0.40%             1.52%
----------------------------------------------------------------------------------------------

These fee waivers remain in place as of the date of this prospectus but may be revised or discontinued at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                           A, B AND H SHARES (RETAIL)

     SUPPLEMENT DATED JUNE 3, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002,
          SUPPLEMENTED MARCH 1, 2003, APRIL 22, 2003 AND MAY 29, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 2, 2003, National City Investment Management Company (the "Adviser") will change its fee waiver on the Class A, B and H Shares of the Armada Short Duration Bond Fund. The Investment Advisory Fee that will be charged is .20%. In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

Footnote #8 to the Fund Fees and Expenses table for the Fixed Income Funds on page 60 is deleted and replaced with the following information:

(8) The Adviser waived a portion of its advisory fees for certain Funds during the last fiscal year. With these fee waivers, these Funds' actual Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

------------------------------------------------------------------------------------------------
                                                             Total         Total         Total
                                              Advisory     Expenses      Expenses      Expenses
Fund                                            Fees       (Class A)     (Class B)     (Class H)
------------------------------------------------------------------------------------------------
Intermediate Bond Fund                         0.40%         0.82%         1.53%         1.54%
------------------------------------------------------------------------------------------------
Limited Maturity Bond Fund                     0.35%         0.73%         1.49%         1.48%
------------------------------------------------------------------------------------------------
Total Return Advantage Fund                    0.38%         0.80%         1.51%             *
------------------------------------------------------------------------------------------------

* Class H Shares of the Total Return Advantage Fund were not in operation during the last fiscal year.

The Adviser expects to continue waiving a portion of its advisory fees for these Funds and the Short Duration Bond Fund during the current fiscal year. With these fee waivers, these Funds' actual Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

------------------------------------------------------------------------------------------------
                                                             Total         Total         Total
                                              Advisory     Expenses      Expenses      Expenses
Fund                                            Fees       (Class A)     (Class B)     (Class H)
------------------------------------------------------------------------------------------------
Intermediate Bond Fund                         0.40%        0.82%         1.53%         1.53%
------------------------------------------------------------------------------------------------
Limited Maturity Bond Fund                     0.35%        0.77%         1.48%         1.48%
------------------------------------------------------------------------------------------------
Short Duration Bond Fund                       0.20%        0.66%         1.39%         1.39%
------------------------------------------------------------------------------------------------
Total Return Advantage Fund                    0.40%        0.79%         1.50%         1.50%
------------------------------------------------------------------------------------------------

These fee waivers remain in place as of the date of this prospectus but may be revised or discontinued at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                            I SHARES (INSTITUTIONAL)

     SUPPLEMENT DATED JUNE 3, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002,
          SUPPLEMENTED MARCH 1, 2003, APRIL 22, 2003 AND MAY 29, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 2, 2003, National City Investment Management Company (the "Adviser") will change its fee waiver on the Class I Shares of the Armada Short Duration Bond Fund. The Investment Advisory Fee that will be charged is .20%. In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

Footnote #3 to the Fund Fees and Expenses table for the Fixed Income Funds on page 50 is deleted and replaced with the following information:

(3) The Adviser waived a portion of its advisory fees for certain Funds during the last fiscal year. With these fee waivers, these Funds' actual Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

------------------------------------------------------------------------------------
                                                               Advisory      Total
Fund                                                             Fees       Expenses
------------------------------------------------------------------------------------
Intermediate Bond Fund                                          0.40%        0.57%
------------------------------------------------------------------------------------
Limited Maturity Fund                                           0.35%        0.53%
------------------------------------------------------------------------------------
Total Return Advantage Fund                                     0.38%        0.55%
------------------------------------------------------------------------------------

The Adviser expects to continue waiving a portion of its advisory fees for these Funds and the Short Duration Bond Fund during the current fiscal year. With these fee waivers, these Funds' actual Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

------------------------------------------------------------------------------------
                                                               Advisory      Total
Fund                                                             Fees       Expenses
------------------------------------------------------------------------------------
Intermediate Bond Fund                                          0.40%        0.57%
------------------------------------------------------------------------------------
Limited Maturity Fund                                           0.35%        0.52%
------------------------------------------------------------------------------------
Short Duration Bond Fund                                        0.20%        0.41%
------------------------------------------------------------------------------------
Total Return Advantage Fund                                     0.40%        0.54%
------------------------------------------------------------------------------------

These fee waivers remain in place as of the date of this prospectus but may be revised or discontinued at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE